Note 25 - Segmented Information (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Exploration and evaluation assets [member] | Idaho, USA [member]
Statement Line Items [Line Items]
Other non-current assets	$ 88,776	$ 93,200